Sales and Marketing Expense (Details) - Schedule of Sales and marketing expense - CHF (SFr)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Sales and Marketing Expense (Details) - Schedule of Sales and marketing expense [Line Items]
Marketing and sales expenses	SFr 2,381,384	SFr 1,498,218	[1]
Marketing and sales expenses [Member]
Sales and Marketing Expense (Details) - Schedule of Sales and marketing expense [Line Items]
Marketing and sales expenses	2,131,696	1,132,864
Employee benefits and expenses [Member]
Sales and Marketing Expense (Details) - Schedule of Sales and marketing expense [Line Items]
Marketing and sales expenses	249,688	204,157
Product samples [Member]
Sales and Marketing Expense (Details) - Schedule of Sales and marketing expense [Line Items]
Marketing and sales expenses		SFr 161,167

[1]	Revised, see note 33.